INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Current
Canada	27	171	196
Foreign	16	14	(2)
	43	185	194
Deferred
Canada	239	60	126
Foreign	323	216	226
	562	276	352
Income Tax Expense	605	461	546

Schedule of geographic components of income

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Canada	1,201	821	1,069
Foreign	1,298	1,096	1,109
Income before Income Taxes	2,499	1,917	2,178

Schedule of reconciliation of income tax expense

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Income before Income Taxes	2,499	1,917	2,178
Federal and provincial statutory tax rate	25.0%	25.0%	26.5%
Expected income tax expense	625	479	577
Income tax differential related to regulated operations	(13)	41	42
Higher/(lower) effective foreign tax rates	46	1	(5)
Income from equity investments and non-controlling interests	(41)	(40)	(45)
Tax legislation change	(25)	—	—
Other	13	(20)	(23)
Actual Income Tax Expense	605	461	546

Schedule of deferred income tax assets and liabilities and amounts classified in the consolidated balance sheet

at December 31 (millions of Canadian dollars)	2013	2012
Deferred Income Tax Assets
Operating loss carryforwards	826	1,024
Deferred amounts	223	112
Other	124	233
	1,173	1,369
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, equipment and PPAs	4,245	3,817
Equity investments	682	578
Taxes on future revenue requirement	291	283
Unrealized foreign exchange gains on long-term debt	35	159
Other	170	96
	5,423	4,933
Net Deferred Income Tax Liabilities	4,250	3,564
The above deferred tax amounts have been classified in the Consolidated Balance Sheet as follows:

at December 31 (millions of Canadian dollars)	2013	2012
Deferred Income Tax Assets
Other Current Assets (Note 5)	117	285
Intangible and Other Assets (Note 11)	223	167
	340	452
Deferred Income Tax Liabilities
Accounts Payable and Other (Note 13)	26	—
Deferred Income Tax Liabilities	4,564	4,016
	4,590	4,016
Net Deferred Income Tax Liabilities	4,250	3,564

Schedule of reconciliation of the annual changes in the total unrecognized tax benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31 (millions of Canadian dollars)	2013	2012	2011
Unrecognized tax benefits at beginning of year	45	48	58
Gross increases – tax positions in prior years	3	2	9
Gross decreases – tax positions in prior years	(28)	(6)	(7)
Gross increases – tax positions in current year	2	9	11
Lapses of statute of limitations	(3)	(8)	(23)
Unrecognized tax benefits at end of year	19	45	48